Acquisitions and Dispositions (Narrative) (Detail) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended			1 Months Ended
	Aug. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 20, 2012	Jun. 20, 2012 Skyline Steel LLC [Member]	Apr. 30, 2010 Numit LLC [Member]	Dec. 31, 2010 Steel Technologies LLC [Member] Facility	Apr. 30, 2010 Steel Technologies LLC [Member]	Dec. 31, 2012 Other Minor Acquisitions [Member]	Dec. 31, 2011 Other Minor Acquisitions [Member]	Dec. 31, 2010 Other Minor Acquisitions [Member]	Nov. 30, 2012 Hunter Ridge Energy Services LLC [Member]	Dec. 31, 2012 Hunter Ridge Energy Services LLC [Member]	Dec. 31, 2011 Hunter Ridge Energy Services LLC [Member]	Dec. 31, 2012 Steel Mills [Member]
Business Acquisition [Line Items]
Business acquisition purchase price for Skyline LLC						$ 675,400,000
Goodwill attributed to the expected synergies					138,579,000											138,600,000
Goodwill expected to be deductible for tax purposes																128,200,000
Loss on sale of asset	(17,600,000)	(17,563,000)
Equity method investment, ownership percentage							50.00%		100.00%				50.00%
Equity method investment, carrying amount		855,900,000	775,700,000											95,400,000	0
Period used for lag basis, in months													1 month
Payments to acquire interest in joint venture							221,300,000
Number of sheet processing facilities operated by Steel Technologies								25
Business acquisition purchase price		$ 760,833,000	$ 3,959,000	$ 64,788,000						$ 85,400,000	$ 4,000,000	$ 64,800,000